INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		$ 10,333	$ 9,671
Cash flows
Proceeds from borrowings, net of fees paid	[1]	2,087	2,081	[2]	$ 4,621	[2]
Repayment of debt		(1,619)	(1,977)	[2]	(4,148)	[2]
Interest paid		(489)	(521)
Non-cash movements
Interest and fee accruals		464	657
Lease additions, disposals, impairment and modifications		583	1,224
Held for sale - Note 10		(2,144)	(122)
Foreign currency translation		(571)	(76)
Reclassification related to bank loans and bonds		(1,064)
Other non-cash movements		(10)	(26)
Liabilities arising from financing activities at end of period		7,570	10,333		9,671
Discontinued operations
Cash flows
Proceeds from borrowings, net of fees paid			9
Repayment of debt			(489)
Interest paid			(98)
Bank loans and bonds
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		7,666	7,758
Cash flows
Proceeds from borrowings, net of fees paid		2,087	2,081
Repayment of debt		(1,479)	(1,857)
Interest paid		(419)	(462)
Non-cash movements
Interest and fee accruals		400	513
Lease additions, disposals, impairment and modifications		0	0
Held for sale - Note 10		(10)	0
Foreign currency translation		(416)	(68)
Reclassification related to bank loans and bonds		(1,064)
Other non-cash movements		(1)	(26)
Liabilities arising from financing activities at end of period		6,764	7,666		7,758
Bank loans and bonds | Discontinued operations
Cash flows
Proceeds from borrowings, net of fees paid			9
Repayment of debt			(272)
Interest paid			(10)
Lease liabilities
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		2,667	1,913
Cash flows
Proceeds from borrowings, net of fees paid		0	0
Repayment of debt		(140)	(120)
Interest paid		(70)	(59)
Non-cash movements
Interest and fee accruals		64	144
Lease additions, disposals, impairment and modifications		583	1,224
Held for sale - Note 10		(2,134)	(122)
Foreign currency translation		(155)	(8)
Reclassification related to bank loans and bonds		0
Other non-cash movements		(9)	0
Liabilities arising from financing activities at end of period		$ 806	2,667		$ 1,913
Lease liabilities | Discontinued operations
Cash flows
Proceeds from borrowings, net of fees paid			0
Repayment of debt			(217)
Interest paid			$ (88)

[1]	Fees paid for borrowings were US$11 (2021: US$32, 2020: US$29)
[2]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)